Net Income (Loss) Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Anti-dilutive share
Amount of anti-dilutive and excluded from calculation of diluted net income per share		$ 10,700
Numerator:
Net income attributable to SINA	$ 225,087	$ 25,678	$ 176,802
Denominator:
Weighted average ordinary shares outstanding (in shares)	70,301	60,237	64,950
Basic net income per share attributable to SINA (in dollars per share)	$ 3.20	$ 0.43	$ 2.72
Numerator:
Net income attributable to SINA	$ 225,087	$ 25,678	$ 176,802
Less: Effect on consolidated net income per share of dilutive shares of the Company's equity interests	2,275	1,490	2,106
Add: Effect on interest expenses and amortized issuance cost of convertible debt	10,831		13,539
Net income attributable for calculating diluted net income per share	$ 233,643	$ 24,188	$ 188,235
Denominator:
Weighted average ordinary shares outstanding (in shares)	70,301	60,237	64,950
Weighted average ordinary shares equivalents: Effects of dilutive securities
Stock options (in shares)	112	23	74
Unvested restricted share units (in shares)	958	388	74
Convertible debt (in shares)	6,140		6,467
Shares used in computing diluted net income per share attributable to SINA (in shares)	77,511	60,648	71,565
Diluted net income per share attributable to SINA (in dollars per share)	$ 3.01	$ 0.40	$ 2.63
Weibo
Numerator:
Less: Effect on consolidated net income per share of dilutive shares of the Company's equity interests	$ (2,100)	$ (900)	$ 0